Note 8 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
GTI License Agreement [Member]
Period of Restriction from Disclosing Confidential Information	10 years
Percentage of Coal Content in Biomass Mixture	60.00%
Percentage of Biomass	100.00%
Percentage of Coal Biomass Blends	40.00%
Number of Business Days to Provide Approval Or Nonapproval Notice Regarding Sublicense	10 days
Period of Updates On Any Potential Subsidiaries	90 days
Use Rights [Member]
Finite-Lived Intangible Assets, Remaining Amortization Period	10 years
Amortization of Intangible Assets	$ 200,000	$ 200,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 31,000